Segment information	12 Months Ended
Dec. 31, 2022
Segment information [Abstract]
Segment information

6. Segment information

Geographical information

The Group’s non-current assets by the Company’s country of domicile were as follows:

	December 31,	December 31,
	2022	2021
Switzerland	4,339,509	14,734,738
Australia	—	144,854
Total	4,339,509	14,879,592

Non-current assets for geographical information exclude financial instruments and deferred tax assets.